Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue:
Health care services	€ 3,927,369	€ 4,082,400	€ 11,468,728	€ 11,471,127
Health care products	1,008,868	1,013,766	2,997,003	2,930,088
Revenue	4,936,237	5,096,166	14,465,731	14,401,215
Costs of revenue:
Health care services	3,102,946	3,259,409	9,161,769	9,093,793
Health care products	604,294	593,260	1,728,612	1,644,507
Costs of revenue	3,707,240	3,852,669	10,890,381	10,738,300
Operating (income) expenses:
Selling, general and administrative	793,790	817,181	2,351,179	2,365,099
Research and development	53,041	61,484	165,985	166,575
Income from equity method investees	(22,635)	(17,448)	(98,419)	(47,302)
Other operating income	(64,612)	(158,024)	(257,913)	(397,268)
Other operating expense	145,185	215,360	472,726	562,689
Remeasurement Gain from InterWell Health		(146,699)		(146,699)
Operating income	324,228	471,643	941,792	1,159,821
Other (income) expense:
Interest income	(25,140)	(16,050)	(61,351)	(42,909)
Interest expense	113,857	92,535	313,183	260,070
Income before income taxes	235,511	395,158	689,960	942,660
Income tax expense	88,450	112,226	214,100	241,917
Net income	147,061	282,932	475,860	700,743
Net income attributable to noncontrolling interests	62,710	52,832	164,788	166,142
Net income attributable to shareholders of FMC AG & Co. KGaA	€ 84,351	€ 230,100	€ 311,072	€ 534,601
Basic earnings per share	€ 0.29	€ 0.78	€ 1.06	€ 1.82
Diluted earnings per share	€ 0.29	€ 0.78	€ 1.06	€ 1.82